LEASES (Tables)	12 Months Ended
Mar. 31, 2025
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LEASE LIABILITIES

Operating lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheet as follows:

	Year Ended March 31, 2025 ($)	Year Ended March 31, 2024 ($)
Assets
Operating lease asset	188,019	222,884
Total lease assets	188,019	222,884

Liabilities
Current liabilities:
Accrued liabilities and others (current portion – operating lease liability)	43,514	36,361
Non-current liabilities:
Operating lease liability (non-current portion – operating lease liability)	151,137	191,314
Total lease liability	194,651	227,675

SCHEDULE OF CASH FLOW AND NON CASH INFORMATION RELATED TO LEASES

Supplemental cash flow and non-cash information related to leases is as follows:

	(in thousands) Year Ended March 31, 2025 ($)	(in thousands) Year Ended March 31, 2024 ($)
Cash paid for amounts included in the measurement of lease liabilities
–Financing cash flows from operating leases	54,156	18,052
Right-of-use assets obtained in exchange for operating lease obligations	-	-

SCHEDULE OF MATURITY OF LEASE LIABILITIES	As of March 31, 2025, the following table summarizes the maturity of our lease liabilities:
Mar-26	43,514
Mar-27	50,347
Mar-28	57,920
Mar-29	42,870
Total Lease liabilities	194,651